Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Guarantees, commitments and risks
Commitments	€ 84,129	€ 79,513
Risks	1,046	1,140
Commitments and risks	€ 85,175	€ 80,653